Income tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense
Income (loss) Before Income Taxes	$ (9,077,795)	$ (5,451,112)	$ (6,733,076)
Canadian Statutory Income Tax Rate	23.00%	23.00%	23.00%
Income Tax (recovery) At Statutory Income Tax Rate	$ (2,087,893)	$ (1,253,756)	$ (1,548,607)
Effect Of Non-deductible Expenses And Other Items:
Stock-based Compensation And Other Expenses	92,142	58,801	53,379
Change In Statutory Tax Rates	0	0	(11,997)
Foreign Exchange Adjustments	160,597	2,754	0
True-up	(14,841)	(10,060)	(3,280)
Other (expired Losses)	1,530	437,330	(33,113)
Change In Valuation Allowance	1,848,465	764,931	1,543,618
Income Tax Expense (recovery)	$ 0	$ 0	$ 0